Schedule H, Part IV, Line 4(i) – Schedule of Assets (Held at End of Year) - Retirement Savings Plan (Details) - EBP 001 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 2,795,380
Participant loans	21,541	[1]
Investment, Identifier [Axis]: Bond Index Fund | Vanguard Total Bond Market Index Fund | Mutual fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 45,656
Number of shares (in shares) | shares	4,673,089
Investment, Identifier [Axis]: Common Stock | Air Products and Chemicals, Inc. Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 366,605	[1]
Number of shares (in shares) | shares	1,483,987	[1]
Historical cost	$ 233,266	[1]
Investment, Identifier [Axis]: Corporate Bond Fund | BBH Core Plus Fixed Income | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	53,899
Investment, Identifier [Axis]: Extended Market Index Fund | Spartan Extended Market Index Pool | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	50,642	[1]
Investment, Identifier [Axis]: Fixed Income Securities Fund | Invesco Stable Value Fund | Guaranteed investment contracts
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	144,097	[2]
Investment, Identifier [Axis]: Interest-bearing cash | Fidelity Trust Management Company | Cash
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	15,485	[1]
Investment, Identifier [Axis]: Interest-bearing cash | Invesco Stable Value Fund | Cash
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	6,718	[1]
Investment, Identifier [Axis]: Interest-bearing cash | Snyder Small Mid Cap | Cash
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,814
Investment, Identifier [Axis]: International Stock Funds | Fidelity International Discovery Commingled Pool | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	78,759	[1]
Investment, Identifier [Axis]: International Stock Funds | Vanguard Total International Stock Index Fund | Mutual fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 51,910
Number of shares (in shares) | shares	320,253
Investment, Identifier [Axis]: Invesco Stable Value Fund | Dodge & Cox Core Fixed Income Fund | Synthetic
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 7,530
Investment, Identifier [Axis]: Invesco Stable Value Fund | Invesco Core Fixed Income Fund | Synthetic
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	7,532
Investment, Identifier [Axis]: Invesco Stable Value Fund | Invesco Intermediate Fund | Synthetic
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	15,210
Investment, Identifier [Axis]: Invesco Stable Value Fund | Invesco Short Term Bond Fund | Synthetic
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	68,284
Investment, Identifier [Axis]: Invesco Stable Value Fund | Jennison Intermediate Fund | Synthetic
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	15,223
Investment, Identifier [Axis]: Invesco Stable Value Fund | Loomis Sayles Core Fixed Income Fund | Synthetic
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	7,532
Investment, Identifier [Axis]: Invesco Stable Value Fund | Loomis Sayles Intermediate Fund | Synthetic
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	7,626
Investment, Identifier [Axis]: Invesco Stable Value Fund | PIMCO Core Fixed Income Fund | Synthetic
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	7,531
Investment, Identifier [Axis]: Invesco Stable Value Fund | PIMCO Intermediate Fund | Synthetic
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	7,629
Investment, Identifier [Axis]: Large Cap Growth Fund | JPMCB Large Cap Growth Fund | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	272,243
Investment, Identifier [Axis]: Large Cap Value Fund | Vanguard Windsor II Fund Admiral | Mutual fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 227,364
Number of shares (in shares) | shares	2,726,182
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement 2025 Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 88,730
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement 2030 Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	165,233
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement 2035 Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	125,185
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement 2040 Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	127,390
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement 2045 Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	87,842
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement 2050 Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	75,721
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement 2055 Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	64,795
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement 2060 Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	30,341
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement 2065 Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	11,570
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement 2070 Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,334
Investment, Identifier [Axis]: Life Cycle Funds (Lending Series Fund Class V) | SS Target Retirement Income Securities | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	65,790
Investment, Identifier [Axis]: S&P 500 Index Fund | Spartan 500 Index Pool | Commingled investment pool
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	416,878	[1]
Investment, Identifier [Axis]: Self-Directed Brokerage Account | Fidelity BrokerageLink | Brokerage account for many publicly available mutual funds
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	86,987	[1]
Investment, Identifier [Axis]: Small Mid-Cap Corporate Common Stock | Snyder Small Mid Cap | Equity Securities
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	130,392	[2]
Investment, Identifier [Axis]: Snyder Small Mid Cap | Allegion PLC | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,092
Investment, Identifier [Axis]: Snyder Small Mid Cap | Ametek Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	6,339
Investment, Identifier [Axis]: Snyder Small Mid Cap | Amphenol Corp Cl A | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,672
Investment, Identifier [Axis]: Snyder Small Mid Cap | BWX Technologies Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	5,453
Investment, Identifier [Axis]: Snyder Small Mid Cap | Bio Techne Corp | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,759
Investment, Identifier [Axis]: Snyder Small Mid Cap | Brown & Brown Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,506
Investment, Identifier [Axis]: Snyder Small Mid Cap | Cabot Corp | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,030
Investment, Identifier [Axis]: Snyder Small Mid Cap | Charles River Laboratories International Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,810
Investment, Identifier [Axis]: Snyder Small Mid Cap | Clean Harbors Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	7,123
Investment, Identifier [Axis]: Snyder Small Mid Cap | Coherent Corp | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	6,649
Investment, Identifier [Axis]: Snyder Small Mid Cap | Copart Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,626
Investment, Identifier [Axis]: Snyder Small Mid Cap | Dolby Laboratories Inc Cl A | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,169
Investment, Identifier [Axis]: Snyder Small Mid Cap | Entegris Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	5,765
Investment, Identifier [Axis]: Snyder Small Mid Cap | First American Financial Corp | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,667
Investment, Identifier [Axis]: Snyder Small Mid Cap | Graco Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,949
Investment, Identifier [Axis]: Snyder Small Mid Cap | HEICO Corp Cl A | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,325
Investment, Identifier [Axis]: Snyder Small Mid Cap | Halozyme Therapeutics Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,637
Investment, Identifier [Axis]: Snyder Small Mid Cap | Henry Schein Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,549
Investment, Identifier [Axis]: Snyder Small Mid Cap | Hexcel Corp | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,288
Investment, Identifier [Axis]: Snyder Small Mid Cap | Huntington Bancshares Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	4,558
Investment, Identifier [Axis]: Snyder Small Mid Cap | IDEX Corp | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,975
Investment, Identifier [Axis]: Snyder Small Mid Cap | Ingredion Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,641
Investment, Identifier [Axis]: Snyder Small Mid Cap | Keysight Technologies Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	3,694
Investment, Identifier [Axis]: Snyder Small Mid Cap | LKQ Corp | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,652
Investment, Identifier [Axis]: Snyder Small Mid Cap | Markel Group Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	879
Investment, Identifier [Axis]: Snyder Small Mid Cap | Mid-America Apartment Communities Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,116
Investment, Identifier [Axis]: Snyder Small Mid Cap | NNN REIT Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,415
Investment, Identifier [Axis]: Snyder Small Mid Cap | Power Integrations Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,618
Investment, Identifier [Axis]: Snyder Small Mid Cap | Prosperity Bancshares Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,382
Investment, Identifier [Axis]: Snyder Small Mid Cap | Rentokil Initial PLC Sponsored ADR | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	4,048
Investment, Identifier [Axis]: Snyder Small Mid Cap | SS&C Technologies Holdings Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	6,327
Investment, Identifier [Axis]: Snyder Small Mid Cap | STERIS PLC | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,941
Investment, Identifier [Axis]: Snyder Small Mid Cap | Shift4 Pmts Inc Cl A | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	1,468
Investment, Identifier [Axis]: Snyder Small Mid Cap | UGI Corp | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	4,372
Investment, Identifier [Axis]: Snyder Small Mid Cap | WEX Inc. | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	2,353
Investment, Identifier [Axis]: Snyder Small Mid Cap | Waste Connections Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	6,108
Investment, Identifier [Axis]: Snyder Small Mid Cap | Woodward Inc | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 4,437
Minimum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, interest rate	9.50%
Snyder Small Mid Cap
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 130,392
Invesco Stable Value Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current value	$ 144,097

[1]	Represents investments with a party-in-interest.
[2]	Refer to Attachment A for listing of underlying holdings.